Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Offering price (in dollars per share)		$ 16.38	$ 10.00
Number of shares issued to FSB Community			1.0884
Common stock, shares outstanding	1,940,661	1,940,661	1,941,688
Loan servicing rights	$ 116,531,000	$ 123,755,000
Proceeds from MSR	726,000	812,000
Capitalization of MSR	30,000	5,000
Amortization of MSR	116,000	85,000
Residential mortgage loan for foreclosure	$ 55,000	$ 55,000
Corporate federal income tax rat	21.00%	21.00%
Fairport Savings Bank [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued	1,034,649
Offering price (in dollars per share)	$ 10.00
Proceeds from stock conversion and offering	$ 10,300
Conversion related expenses	1,400
Net proceeds from stock offering	$ 8,900